Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,072,701	$ 925,899
Less: accumulated depreciation	(857,267)	(784,165)
Total	215,434	141,734
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	620,625	623,804
Office furniture, equipment and others [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	88,736	79,772
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 363,340	$ 222,323